SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		1 Months Ended				12 Months Ended
	Dec. 23, 2025 USD ($) shares	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 23, 2024 shares
Restricted cash						$ 24,298	$ 24,649
Expected credit loss allowance							4,664
Write off expected credit loss allowance							4,664
Impairment of loss						0	0	0
Deferred Costs, Noncurrent							478,108
Legal fees				$ 24,298	¥ 172,980
Deferred offering costs						876,282
Social benefits expenses						$ 227,152	$ 282,467	479,262
Reserve percentage						10.00%
Registered capital percentage						50.00%
Surcharge on VAT						6.00%	6.00%
Litigation matters expense		$ 7,703	¥ 54,837			$ 24,459
Other Income [Member]
Government grants							$ 127,482	$ 67,470
Aegis Capital Corp. [Member]
Number of shares issued warrant | shares									1,438.00
Legal fees	$ 2,900,886
Warrant [Member]
Number of shares issued warrant | shares	115,000
Warrant [Member] | Estimate of Fair Value Measurement [Member]
Estimated fair value warrants	$ 287,128